Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Summary of Impact of Adoption of ASC 842 on Consolidated Balance Sheet
The impact of adopting this ASU on the Company’s Consolidated
Balance
Sheets
was as
follows
:

	Balance as of September 30, 2019	Adjustments due to ASC 842	Balance as of October 1, 2019
Balance Sheet:
Prepaid expenses and other current assets	$216,084	$(6,697)	$209,387
Lease assets	—	281,785	281,785
Other noncurrent assets	423,941	(2,755)	421,186
Accrued expenses and other current liabilities	(647,657)	3,553	(644,104)
Lease liabilities (current)	—	(63,351)	(63,351)
Lease liabilities (non-current)	—	(221,050)	(221,050)
Other noncurrent liabilities	(334,922)	8,515	(326,407)